Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment on 12/31/2020:
Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	“Compensation Actually Paid” to PEO (1) (5) ($)	Summary Compensation Table Total for PEOII (2) ($)	“Compensation Actually Paid” to PEOII (2) (5) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average “Compensation Actually Paid” to Non-PEO NEOs (3) (5) ($)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return (4) ($)	Net Income (in millions) ($)	Avg. Non-Brokered Deposits (in millions) ($)
2025	1,264,784	1,378,642	—	—	632,901	679,036	172	153	38.168	2,626
2024	1,120,506	1,117,715	—	—	881,810	883,617	144	143	7.666	2,367
2023	933,986	931,654	—	—	483,377	521,801	162	127	26.645	2,063
2022	862,814	857,239	—	$—	419,515	423,467	149	127	26.645	2,156
2021	527,725	764,492	535,829	$764,514	403,759	407,839	143	137	28.401	1,975

Company Selected Measure Name	Average Non-Brokered Deposits
Named Executive Officers, Footnote	The Company’s principal executive officer (“PEO”) reported above for 2021, 2022, 2023, 2024, and 2025 is James J. Kim
(2)The Company’s principal executive officer II (“PEOII”) reported above for 2021 is James M. Ford
(3)The Company’s non-PEO “NEOs” represent the following individuals:

2025: Martin E. Plourd, Shannon R. Livingston, Jeffrey M. Martin, and Blaine C. Lauhon
2024: Martin E. Plourd, Shannon R. Livingston, T. Joseph Stronks and Jeffrey M. Martin
2023: Shannon R. Livingston, Blaine C. Lauhon, Patrick A. Luis and Jeffrey M. Martin
2022: Dawn P. Crusinberry, Blaine C. Lauhon, Patrick A. Luis, A. Kenneth Ramos and Dave A. Kinross
2021: Blaine C. Lauhon, Patrick A. Luis, A. Kenneth Ramos and Dave A. Kinross

Peer Group Issuers, Footnote	Peer Group TSR reflects the value of a $100 investment in the KBW Regional Banking Index beginning on December 31, 2020, through and including the end of the fiscal year for which our cumulative total shareholder return is provided.
Adjustment To PEO Compensation, Footnote	To calculate Compensation Actually Paid (“CAP”) for the PEOs and Non-PEO NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for 2025; refer to proxy materials filed in 2025 for 2021, 2022, 2023, and 2024 fiscal year detail:

	2025
	James J. Kim	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,264,784	$632,901

Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$23,988	$10,571
Total Adjustments for Pension	$23,988	$10,571

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation table	$(192,512)	$(86,750)
Year-end fair value of unvested awards granted in the current year	$233,218	$112,103
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$41,387	$12,004
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,846)	$(5,409)
Dividends or dividend equivalents not otherwise included in total compensation	$9,623	$3,616
Total Adjustments for Equity Awards	$89,870	$35,564
Compensation Actually Paid (as calculated)	$1,378,642	$679,036

Non-PEO NEO Average Total Compensation Amount	$ 632,901	$ 881,810	$ 483,377	$ 419,515	$ 403,759
Non-PEO NEO Average Compensation Actually Paid Amount	$ 679,036	883,617	521,801	423,467	407,839
Adjustment to Non-PEO NEO Compensation Footnote	To calculate Compensation Actually Paid (“CAP”) for the PEOs and Non-PEO NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for 2025; refer to proxy materials filed in 2025 for 2021, 2022, 2023, and 2024 fiscal year detail:

	2025
	James J. Kim	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$1,264,784	$632,901

Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—
Amount added for current year service cost	$23,988	$10,571
Total Adjustments for Pension	$23,988	$10,571

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation table	$(192,512)	$(86,750)
Year-end fair value of unvested awards granted in the current year	$233,218	$112,103
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$41,387	$12,004
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,846)	$(5,409)
Dividends or dividend equivalents not otherwise included in total compensation	$9,623	$3,616
Total Adjustments for Equity Awards	$89,870	$35,564
Compensation Actually Paid (as calculated)	$1,378,642	$679,036

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Growth in Net Income •Growth in Average Loans •Growth in Average Non-Brokered Deposits
Total Shareholder Return Amount	$ 172	144	162	149	143
Peer Group Total Shareholder Return Amount	153	143	127	127	137
Net Income (Loss)	$ 38,168,000	$ 7,666,000	$ 26,645,000	$ 26,645,000	$ 28,401,000
Company Selected Measure Amount	2,626,000,000	2,367,000,000	2,063,000,000	2,156,000,000	1,975,000,000
Additional 402(v) Disclosure
Tabular List of Financial Performance Measures:
The following is an unranked list of the most important financial performance measures used by us to link compensation actually paid to the PEO and other NEOs to our performance for the most recently completed fiscal year
Graphical Representation of CAP and Performance
The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:
•The Company’s cumulative TSR and the Peer Group’s cumulative TSR;
•The Company’s Net Income; and
•The Company Selected Measure, for which we have selected Average Non-Brokered Deposits.

Measure:: 1
Pay vs Performance Disclosure
Name	Growth in Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Growth in Average Loans
Measure:: 3
Pay vs Performance Disclosure
Name	Growth in Average Non-Brokered Deposits
James J. Kim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,264,784	$ 1,120,506	$ 933,986	$ 862,814	$ 527,725
PEO Actually Paid Compensation Amount	$ 1,378,642	$ 1,117,715	$ 931,654	$ 857,239	764,492
PEO Name	James J. Kim	James J. Kim	James J. Kim	James J. Kim
James M. Ford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					535,829
PEO Actually Paid Compensation Amount					$ 764,514
PEO Name				James M. Ford
PEO | James J. Kim [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 23,988
PEO | James J. Kim [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | James J. Kim [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,988
PEO | James J. Kim [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,870
PEO | James J. Kim [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(192,512)
PEO | James J. Kim [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	233,218
PEO | James J. Kim [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,387
PEO | James J. Kim [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,846)
PEO | James J. Kim [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,623
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,571
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,571
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,564
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,750)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,103
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,004
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,409)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,616